Trillium Mutual Funds
Trillium ESG Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 99.7%
Banks: 5.1%
20,318	Columbia Banking System, Inc.	$435,212
10,930	East West Bancorp, Inc.	606,615
7,175	Live Oak Bancshares, Inc.	174,855
9,723	Sandy Spring Bancorp, Inc.	252,604
17,240	Webster Financial Corp.	679,600
		2,148,886
Capital Goods: 13.9%
6,543	AO Smith Corp.	452,448
10,347	Hexcel Corp.	706,183
5,527	Lincoln Electric Holdings, Inc.	934,616
4,645	Middleby Corp. (a)	681,003
8,325	Quanta Services, Inc.	1,387,278
3,746	Trex Co. Inc. (a)	182,318
8,624	Wabtec Corp.	871,541
5,652	Xylem, Inc.	591,764
		5,807,151
Commercial & Professional Services: 4.6%
5,020	ManpowerGroup, Inc.	414,301
5,911	MSA Safety, Inc.	789,118
4,761	Tetra Tech, Inc.	699,439
		1,902,858
Consumer Durables & Apparel: 4.8%
2,964	Deckers Outdoor Corp. (a)	1,332,466
19,421	Levi Strauss & Co. - Class A	354,045
2,772	Meritage Homes Corp.	323,659
		2,010,170
Consumer Services: 2.8%
7,342	Bright Horizons Family Solutions, Inc. (a)	565,261
9,023	InterContinental Hotels Group PLC - ADR	600,932
		1,166,193
Diversified Financials: 3.1%
4,021	LPL Financial Holdings, Inc.	813,851
7,892	Stifel Financial Corp.	466,338
		1,280,189
Food & Staples Retailing: 2.6%
14,526	BJ's Wholesale Club Holdings, Inc. (a)	1,104,993

Food, Beverage & Tobacco: 4.3%
5,661	Darling Ingredients, Inc. (a)	330,602
5,410	Freshpet, Inc. (a)	358,088
10,430	Lamb Weston Holdings, Inc.	1,090,143
		1,778,833
Health Care Equipment & Services: 6.6%
4,978	AMN Healthcare Services, Inc. (a)	412,975
12,403	Merit Medical Systems, Inc. (a)	917,202
16,232	Omnicell, Inc. (a)	952,331
1,682	Penumbra, Inc. (a)	468,757
		2,751,265
Household & Personal Products: 1.1%
5,311	Church & Dwight Co., Inc.	469,546

Insurance: 3.6%
5,586	Hanover Insurance Group, Inc.	717,800
11,995	Horace Mann Educators Corp.	401,593
2,955	Reinsurance Group America, Inc.	392,306
		1,511,699
Materials: 6.1%
4,628	AptarGroup, Inc.	546,983
11,712	Ball Corp.	645,449
7,608	Ingevity Corp. (a)	544,124
4,986	Sensient Technologies Corp.	381,728
7,250	Sonoco Products Co.	442,250
		2,560,534
Media & Entertainment: 1.6%
17,631	The New York Times Co. - Class A	685,493

Pharmaceuticals, Biotechnology & Life Sciences: 2.0%
5,161	Azenta, Inc. (a)	230,284
11,671	NanoString Technologies, Inc. (a)	115,543
13,228	Syneos Health, Inc. (a)	471,181
		817,008
Real Estate: 6.3%
4,495	Boston Properties, Inc. - REIT	243,270
5,694	Camden Property Trust - REIT	596,959
3,921	EastGroup Properties, Inc. - REIT	648,220
2,281	Federal Realty Investment Trust - REIT	225,431
3,297	Jones Lang LaSalle, Inc. (a)	479,681
12,195	LTC Properties, Inc. - REIT	428,410
		2,621,971
Retailing: 7.6%
4,528	Burlington Stores, Inc. (a)	915,109
5,278	Etsy, Inc. (a)	587,600
7,591	LKQ Corp.	430,865
5,285	Tractor Supply Co.	1,242,185
		3,175,759
Semiconductors & Semiconductor Equipment: 7.2%
22,118	Allegro MicroSystems, Inc. (a)	1,061,442
2,697	First Solar, Inc. (a)	586,598
2,247	SolarEdge Technologies, Inc. (a)	682,976
10,780	Wolfspeed, Inc. (a)	700,161
		3,031,177
Software & Services: 6.0%
8,241	Blackbaud, Inc. (a)	571,101
5,677	CyberArk Software Ltd. (a)	840,083
2,572	Jack Henry & Associates, Inc.	387,652
3,530	Paylocity Holding Corp. (a)	701,693
		2,500,529
Technology Hardware & Equipment: 4.8%
7,267	IPG Photonics Corp. (a)	896,094
2,680	Rogers Corp. (a)	437,992
12,469	Trimble, Inc. (a)	653,625
		1,987,711
Transportation: 2.4%
5,661	JB Hunt Transport Services, Inc.	993,279

Utilities: 3.2%
8,599	Avista Corp.	365,028
7,342	Essential Utilities, Inc.	320,478
7,916	Ormat Technologies, Inc.	671,039
		1,356,545
TOTAL COMMON STOCKS
(Cost $41,037,039)		41,661,789

SHORT-TERM INVESTMENTS: 0.3%
Money Market Funds: 0.3%
106,561	Invesco - Government & Agency Portfolio - Institutional Class, 4.730% (b)	106,561
TOTAL SHORT-TERM INVESTMENTS
(Cost $106,561)		106,561

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $41,143,600)		41,768,350
Liabilities in Excess of Other Assets: 0.0% (c)		(11,150)
TOTAL NET ASSETS: 100.0%		$41,757,200

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Annualized seven-day effective yield as of March 31, 2023.
(c)	Does not round to 0.1% or (0.1%), as applicable.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclsuive property of MSCI, Inc. and Standard & Poor's ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the the Fund's administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2023 (Unaudited)

The Trillium ESG Small/Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023.

	Level 1	Level 2	Level 3	Total
Common Stocks	$41,661,789	$–	$–	$41,661,789
Short-Term Investments	106,561	–	–	106,561
Total Investments in Securities	$41,768,350	$–	$–	$41,768,350